Asset Retirement Obligations - Carrying amount of ARO (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Asset Retirement Obligations, Expected to be incurred within 1 year	$ 112	$ 202
Asset Retirement Obligations, Expected to be incurred beyond 1 year	2,643	2,222
Asset Retirement Obligations
Disclosure of other provisions [line items]
Asset Retirement Obligation, Beginning balance	2,424	2,526
Additions	76	40
Liabilities settled	(276)	(270)
Liabilities disposed	(6)	(11)
Change in discount rate	285	(68)
Change in estimates	156	93
Exchange adjustment	(10)	17
Accretion (note 21)	106	97
Asset Retirement Obligation, Ending balance	$ 2,755	$ 2,424